First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 99.8%
	Capital Markets – 99.8%
373,484	First Trust Consumer Discretionary AlphaDEX® Fund	$19,051,419
117,217	First Trust Dow Jones Internet Index Fund (b)	18,709,005
337,138	First Trust Industrials/Producer Durables AlphaDEX® Fund	19,361,835
268,322	First Trust Large Cap Growth AlphaDEX® Fund	25,962,837
276,941	First Trust Nasdaq Semiconductor ETF	18,729,520
130,587	First Trust NASDAQ-100-Technology Sector Index Fund	18,970,373
444,816	First Trust Small Cap Growth AlphaDEX® Fund	25,069,830
	Total Investments – 99.8%	145,854,819
	(Cost $153,114,163)
	Net Other Assets and Liabilities – 0.2%	247,629
	Net Assets – 100.0%	$146,102,448

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows:
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 145,854,819	$ 145,854,819	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2023, and for the fiscal year-to-date period (January 1, 2023 to September 30, 2023) are as follows:
Security Name	Shares at 9/30/2023	Value at 12/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2023	Dividend Income
First Trust Brazil AlphaDEX® Fund	$ —	$17,066,885	$ —	$ (17,033,241)	$455,257	$ (488,901)	$ —	$ —
First Trust Consumer Discretionary AlphaDEX® Fund	373,484	—	20,732,172	(53,323)	(1,627,217)	(213)	19,051,419	20,243
First Trust Developed Markets ex-US AlphaDEX® Fund	—	23,898,172	26,254,002	(52,543,689)	408,111	1,983,404	—	543,910
First Trust Dow Jones Global Select Dividend Index Fund	—	—	35,539,447	(34,305,241)	—	(1,234,206)	—	585,784
First Trust Dow Jones Internet Index Fund	117,217	—	19,800,079	(564,458)	(545,262)	18,646	18,709,005	—
First Trust Emerging Markets AlphaDEX® Fund	—	24,639,568	26,654,292	(52,105,596)	(69,684)	881,420	—	651,068
First Trust India NIFTY 50 Equal Weight ETF	—	16,621,850	19,742,328	(37,520,882)	764,883	391,821	—	28,771
First Trust Industrials/Producer Durables AlphaDEX® Fund	337,138	—	20,977,167	(454,846)	(1,146,633)	(13,853)	19,361,835	36,310
First Trust Japan AlphaDEX® Fund	—	17,636,356	20,975,716	(41,656,411)	56,111	2,988,228	—	268,325
First Trust Large Cap Growth AlphaDEX® Fund	268,322	—	26,926,822	(69,646)	(894,109)	(230)	25,962,837	30,428
First Trust Latin America AlphaDEX® Fund	—	17,212,258	22,150,984	(41,846,537)	274,078	2,209,217	—	624,610
First Trust Nasdaq Food & Beverage ETF	—	—	19,091,038	(18,052,493)	—	(1,038,545)	—	—
First Trust Nasdaq Semiconductor ETF	276,941	—	20,036,456	(1,047,974)	(274,578)	15,616	18,729,520	36,639
First Trust NASDAQ-100-Technology Sector Index Fund	130,587	—	19,773,062	—	(802,689)	—	18,970,373	4,087
First Trust Small Cap Growth AlphaDEX® Fund	444,816	—	27,109,063	(69,698)	(1,968,855)	(680)	25,069,830	34,340
First Trust Switzerland AlphaDEX® Fund	—	18,084,003	20,056,414	(40,270,243)	(67,581)	2,197,407	—	440,029
		$135,159,092	$345,819,042	$(337,594,278)	$(5,438,168)	$7,909,131	$145,854,819	$3,304,544

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
September 30, 2023 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.